Debt (Details 12) (Predecessor, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loss on Extinguishment of Debt
Write off of unamortized deferred financing costs and deferred debt discount	$ 17,695,000	$ 22,934,000
Secured debt financing
Loss on Extinguishment of Debt
Write off of unamortized deferred financing costs and deferred debt discount	17,700,000	22,900,000
2012 term loan, maturing on April 12, 2016 | Secured debt financing
Loss on Extinguishment of Debt
Debt prepaid	550,000,000
2009 Aircraft Financings, Borrowings from third parties | Secured debt financing
Loss on Extinguishment of Debt
Debt prepaid	106,000,000
Aircraft financings June 2009 | Secured debt financing
Loss on Extinguishment of Debt
Debt prepaid	55,400,000
Vancouver Facility, 2012 term loan maturing on June 30, 2017 | Secured debt financing
Loss on Extinguishment of Debt
Debt prepaid	150,000,000
Secured credit facility dated October 13, 2006 | Secured debt financing
Loss on Extinguishment of Debt
Debt prepaid		456,900,000
2010 term loan, maturing on March 17, 2015 | Secured debt financing
Loss on Extinguishment of Debt
Debt prepaid		750,000,000
2010 term loans, maturing on March 17, 2016 | Secured debt financing
Loss on Extinguishment of Debt
Debt prepaid		$ 550,000,000